Contingencies and Commitments - Summary of Capital Commitments (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [Line Items]
Authorized and contracted for	¥ 26,082	¥ 23,874
Authorized but not contracted for	47,801	47,645
Capital commitments	73,883	71,519
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Authorized and contracted for	2,582	3,014
Authorized but not contracted for	8,314	7,905
Capital commitments	10,896	10,919
Equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Authorized and contracted for	23,500	20,860
Authorized but not contracted for	39,487	39,740
Capital commitments	¥ 62,987	¥ 60,600